Taxation - Contingent liability (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Tax contingent liability | Sasol Financing International Limited
Contingent liabilities
Estimated financial effect of contingent liabilities	R 2,650	R 2,580